Parent Entity Information	12 Months Ended
Jun. 30, 2024
Parent Entity Information
Parent Entity Information

Note 24. Parent Entity Information

Set out below is the supplementary information about the parent entity.

Statement of profit or loss and other comprehensive income

	Parent
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Profit/(Loss) after income tax	(15,166,025)	(10,534,690)	39,569,245

Total comprehensive loss	(15,166,025)	(10,534,690)	39,569,245

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 24. Parent Entity Information (Continued)

Statement of financial position

	Parent
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Total current assets	3,170,822	17,352,971	6,338,838

Total assets	105,439,276	118,145,995	6,338,838

Total current liabilities	2,637,947	1,799,920	256,494

Total liabilities	8,290,204	7,152,464	256,494

Equity
Issued capital	143,972,569	142,986,671	125,713,259
Share-based payments reserve	9,061,897	8,726,228	7,309,323
Accumulated losses	(55,885,394)	(40,719,368)	(30,184,678)

Total equity	97,149,072	110,993,531	102,837,904

Contingent liabilities

The parent entity had no contingent liabilities as at 30 June 2024, 30 June 2023, and 30 June 2022.

Capital commitments - Property, plant and equipment

The parent entity had no capital commitments for property, plant and equipment as at 30 June 2024 , 30 June 2023 and 30 June 2022.

Significant accounting policies

The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 1.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024